INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure of movement in components of deferred tax assets and liabilities
The movements in the components of the deferred tax assets and deferred tax liabilities are as follows:

($ millions)	Balance at December 31, 2023	Recognized in Earnings	Recognized in Other Comprehensive Income	Acquisition	Other	Balance at December 31, 2024
Deferred income tax assets
Derivative financial instruments	(19)	39	5	—	—	25
Share-based payments	39	(3)	—	—	—	36
Provisions	84	9	—	13	—	106
Benefit of loss carryforwards	710	(23)	—	—	—	687
Other deductible temporary differences	70	(66)	—	110	(7)	107

Deferred income tax liabilities
Property, plant and equipment	2,203	85	—	1,038	—	3,326
Employee benefits	(2)	(3)	7	—	—	2
Intangible assets	262	9	—	(2)	—	269
Investments in equity accounted investees	786	(635)	—	—	—	151
Taxable limited partnership income deferral	(27)	85	—	23	—	81
Total net deferred income tax liabilities(1)	2,338	(415)	2	936	7	2,868

($ millions)	Balance at December 31, 2022	Recognized in Earnings	Recognized in Other Comprehensive Income (Loss)	Disposition	Other	Balance at December 31, 2023
Deferred income tax assets
Employee benefits	(2)	1	3	—	—	2
Share-based payments	41	(2)	—	—	—	39
Provisions	64	20	—	—	—	84
Benefit of loss carryforwards	450	260	—	—	—	710
Other deductible temporary differences	118	(39)	—	—	(9)	70
Taxable limited partnership income deferral	(68)	95	—	—	—	27

Deferred income tax liabilities
Property, plant and equipment	2,029	174	—	—	—	2,203
Intangible assets	262	—	—	—	—	262
Investments in equity accounted investees	535	251	—	—	—	786
Derivative financial instruments	23	(2)	(2)	—	—	19
Total net deferred tax liabilities(1)	2,246	88	(5)	—	9	2,338
(1)    Comprised of deferred tax liabilities of $2.9 billion (2023: $2.6 billion) net of deferred tax assets of nil  (2023: $285 million).

Disclosure of reconciliation of effective tax rate
Reconciliation of Effective Tax Rate

For the years ended December 31
($ millions, except as noted)	2024	2023
Earnings before income tax	1,720	2,189
Canadian statutory tax rate (percent)	23.8	23.6
Income tax at statutory rate	409	517
Tax rate changes and foreign rate differential	4	(20)
Changes in estimate and other	(32)	(4)
Permanent items	7	3
Unrecognized tax benefit	—	(30)
Income in equity accounted investee	(54)	(53)
Acquisition impact	(488)	—
Income tax (recovery) expense	(154)	413

Disclosure of income tax expense
Income Tax Expense

For the years ended December 31
($ millions)	2024	2023
Current tax expense	261	325
Deferred tax (recovery) expense
Origination and reversal of temporary differences	(476)	337
Tax rate changes on deferred tax balances	(1)	8
Decrease (Increase) in tax loss carry forward	62	(257)
Total deferred tax (recovery) expense	(415)	88
Total income tax (recovery) expense	(154)	413

Disclosure of deferred tax items recovered directly in equity
Deferred Tax Items Recovered Directly in Equity

For the years ended December 31
($ millions)	2024	2023
Preferred share issue costs	(1)	—
Other comprehensive (loss) income (Note 23):
Change in fair value of net investment hedges	5	2
Remeasurements of defined benefit liability or asset	(7)	3
Deferred tax items recovered directly in equity	(3)	5